Report Of The Directors Financial Review Risk Report - HSBC Holdings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivatives
Disclosure of offsetting of financial assets [line items]
Amounts offset	$ 69,103	$ 41,739
HSBC Holdings
Disclosure of offsetting of financial assets [line items]
Percentage of credit risk exposure being neither past due nor impaired	100.00%	100.00%
HSBC Holdings | Derivatives
Disclosure of offsetting of financial assets [line items]
Amounts offset	$ 1,700	$ 100